August 29, 2011
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
Attention: Office of Filings, Information & Consumer Service
Re:           Munder Series Trust (“Trust”) (File Nos. 333-102943 and 811-21294)
As sub-administrator on behalf of the Trust, pursuant to Rule 485(a) promulgated under the Securities Act of 1933, as amended (the “1933 Act”), following please find for filing on behalf of the Trust, Post-Effective Amendment No. 40 to the Trust’s Registration Statement on Form N-1A (the “Amendment”).
The Amendment is being filed under paragraph (a)(1) of Rule 485 for the purposes of making changes to the principal strategy and making other non-material changes for the Munder Growth Opportunities Fund.
If you have any questions relating to this filing, please do not hesitate to contact me at (617) 662-3969.
Very truly yours,

/s/ Francine S. Hayes Francine S. Hayes
Vice President and Managing Counsel
Enclosures
cc:   A. Eisenbeis